CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows (Used In) Provided By Operating Activities:
Net loss	$ (15,136)	$ (13,338)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of deferred financing cost and debt discount	3,123	558
Amortization of intangible assets	1,465	1,465
Reduction in carrying amount of right-of-use assets	135	115
Depreciation and amortization of property, equipment and software	215	205
Stock-based compensation	1,079	811
Deferred income taxes	0	6,132
Derecognition of tax receivable agreement liability	0	(5,201)
Provision for credit losses/bad debt expense	6	36
Changes in operating assets and liabilities:
Accounts receivable	1,373	30,884
Prepaid expenses and other assets	(878)	(394)
Accounts payable	639	(27,474)
Accrued liabilities and TRA payable	978	(1,471)
Income taxes payable	66	65
Deferred revenues	41	595
Operating lease liability	(142)	(83)
Net cash (used in) provided by operating activities	(7,036)	(7,095)
Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment	(38)	(17)
Net cash used in investing activities	(38)	(17)
Cash Flows Provided by (Used In) Financing Activities:
Proceeds from note payable	3,804	0
Payments on term loan	0	(373)
Proceeds from line of credit	0	6,700
Payment of tax related to shares withheld upon vesting	0	(551)
Payment of expenses for Equity Reserve Facility	(198)	0
Proceeds from issuance of Class A Common Stock	6,708	0
Payments on financed insurance premiums	(114)	0
Payments on line of credit	(3,700)	0
Proceeds from options exercised	0	92
Proceeds from warrants exercised	0	215
Net cash provided by (used in) financing activities	6,500	6,083
Net (decrease) increase in cash and cash equivalents	(574)	(1,029)
Cash and cash equivalents, beginning of the period	1,445	5,116
Cash and cash equivalents, end of the period	871	4,087
Non-cash Activities:
Financed insurance premiums	291	0
Common stock issued for subscription receivable	525	0
Conversion of term loan into preferred stock net of premium	21,399	0
Accrued term loan amendment closing fee	1,000	0
Funding of interest reserve through debt	93	0
Non-cash funding of debt issuance costs	$ 78	$ 0